AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 95.6%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	55,955	$1,745,796
L3Harris Technologies, Inc.	17,917	3,946,040
Textron, Inc.	99,250	6,928,643
		12,620,479
Airlines — 0.9%
Alaska Air Group, Inc.*	109,816	6,435,218
Delta Air Lines, Inc.*	27,440	1,169,218
		7,604,436
Auto Components — 1.4%
Aptiv PLC*	22,900	3,411,413
BorgWarner, Inc.	135,425	5,851,714
Lear Corp.	20,944	3,277,317
		12,540,444
Banks — 6.1%
Comerica, Inc.	30,872	2,485,196
East West Bancorp, Inc.	26,537	2,057,679
Huntington Bancshares, Inc.	257,500	3,980,950
KeyCorp	138,545	2,995,343
Prosperity Bancshares, Inc.(a)	81,249	5,779,241
Signature Bank	10,396	2,830,623
SVB Financial Group*	4,896	3,167,124
Umpqua Holdings Corp.	100,160	2,028,240
Western Alliance Bancorp	79,851	8,689,386
Wintrust Financial Corp.	20,977	1,685,922
Zions Bancorp NA	282,766	17,500,388
		53,200,092
Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	41,885	2,315,822
Building Products — 2.4%
Armstrong World Industries, Inc.	15,207	1,451,812
Fortune Brands Home & Security, Inc.	26,642	2,382,328
JELD-WEN Holding, Inc.*	153,171	3,833,870
Johnson Controls International PLC	72,376	4,927,358
Masco Corp.	49,545	2,752,225
Owens Corning	62,827	5,371,708
		20,719,301
Capital Markets — 2.3%
Apollo Global Management, Inc.	47,449	2,922,384
Bank of New York Mellon Corp. (The)	87,000	4,510,080
Cboe Global Markets, Inc.	18,991	2,352,225
Invesco Ltd.	62,253	1,500,920
Northern Trust Corp.	25,554	2,754,977
Raymond James Financial, Inc.	37,572	3,467,144
State Street Corp.	25,787	2,184,675
		19,692,405
Chemicals — 4.9%
Ashland Global Holdings, Inc.	26,562	2,367,205
Axalta Coating Systems Ltd.*	100,956	2,946,906
Celanese Corp.	54,775	8,251,306
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Corteva, Inc.	139,916	$5,887,665
DuPont de Nemours, Inc.	38,885	2,643,791
Eastman Chemical Co.	69,523	7,003,747
FMC Corp.	48,314	4,423,630
International Flavors & Fragrances, Inc.	32,132	4,296,691
Westlake Chemical Corp.	55,500	5,058,270
		42,879,211
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc.*	51,977	5,398,851
Republic Services, Inc.	49,569	5,951,254
		11,350,105
Communications Equipment — 2.1%
F5 Networks, Inc.*	27,470	5,460,487
Lumentum Holdings, Inc.*(a)	74,138	6,193,488
Motorola Solutions, Inc.	27,494	6,387,406
		18,041,381
Construction & Engineering — 0.3%
Quanta Services, Inc.	25,354	2,885,792
Construction Materials — 0.3%
Vulcan Materials Co.	13,189	2,231,051
Consumer Finance — 0.7%
Discover Financial Services	26,369	3,239,432
SLM Corp.	180,065	3,169,144
		6,408,576
Containers & Packaging — 2.5%
AptarGroup, Inc.	19,600	2,339,260
Avery Dennison Corp.	21,700	4,496,457
Berry Global Group, Inc.*	45,281	2,756,707
Crown Holdings, Inc.	21,070	2,123,434
Graphic Packaging Holding Co.	142,094	2,705,470
Packaging Corp. of America	36,600	5,030,304
Westrock Co.	54,102	2,695,903
		22,147,535
Distributors — 0.5%
LKQ Corp.*	87,375	4,396,710
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.*	22,852	2,010,062
Diversified Financial Services — 1.2%
Element Fleet Management Corp. (Canada)(a)	153,130	1,545,082
Equitable Holdings, Inc.	110,904	3,287,195
Voya Financial, Inc.(a)	96,663	5,934,142
		10,766,419
Electric Utilities — 2.0%
Alliant Energy Corp.(a)	70,000	3,918,600
Edison International	31,061	1,722,954
Eversource Energy	35,426	2,896,430
PG&E Corp.*	319,339	3,065,654
Pinnacle West Capital Corp.	36,721	2,657,131
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	49,500	$3,093,750
		17,354,519
Electrical Equipment — 2.0%
Eaton Corp. PLC	30,210	4,510,655
Hubbell, Inc.	24,000	4,336,080
Regal Beloit Corp.(a)	20,899	3,141,955
Sensata Technologies Holding PLC*	44,597	2,440,348
Vertiv Holdings Co.	138,199	3,329,214
		17,758,252
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp. (Class A Stock)	46,250	3,386,887
Corning, Inc.	72,904	2,660,267
Flex Ltd.*	233,000	4,119,440
Rogers Corp.*	22,672	4,227,875
TE Connectivity Ltd.	17,486	2,399,429
Zebra Technologies Corp. (Class A Stock)*	8,897	4,585,692
		21,379,590
Energy Equipment & Services — 0.1%
Halliburton Co.	59,003	1,275,645
Entertainment — 0.3%
Electronic Arts, Inc.	15,856	2,255,516
Equity Real Estate Investment Trusts (REITs) — 7.5%
Alexandria Real Estate Equities, Inc.	19,500	3,725,865
American Homes 4 Rent (Class A Stock)	89,700	3,419,364
Americold Realty Trust(a)	69,175	2,009,534
Boston Properties, Inc.	10,810	1,171,264
Brixmor Property Group, Inc.	102,393	2,263,909
Camden Property Trust	24,500	3,613,015
Equity LifeStyle Properties, Inc.	46,200	3,608,220
Gaming & Leisure Properties, Inc.	123,419	5,716,768
Highwoods Properties, Inc.	63,000	2,763,180
Host Hotels & Resorts, Inc.*(a)	124,269	2,029,313
Lamar Advertising Co. (Class A Stock)	35,200	3,993,440
Life Storage, Inc.	42,232	4,845,700
Medical Properties Trust, Inc.	33,134	664,999
Mid-America Apartment Communities, Inc.	20,591	3,845,369
National Retail Properties, Inc.	86,500	3,735,935
Ryman Hospitality Properties, Inc.*	77,500	6,486,750
Spirit Realty Capital, Inc.	31,660	1,457,626
STAG Industrial, Inc.	31,242	1,226,249
Sun Communities, Inc.	18,724	3,465,812
VICI Properties, Inc.(a)	104,734	2,975,493
WP Carey, Inc.	31,258	2,283,084
		65,300,889
Food & Staples Retailing — 1.7%
Albertson’s Cos., Inc. (Class A Stock)(a)	87,852	2,734,833
Kroger Co. (The)(a)	28,318	1,144,897
Performance Food Group Co.*	18,882	877,258
Sysco Corp.	67,250	5,279,125
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
US Foods Holding Corp.*	139,942	$4,850,389
		14,886,502
Food Products — 3.0%
Archer-Daniels-Midland Co.	132,173	7,931,702
Hershey Co. (The)	30,700	5,195,975
Ingredion, Inc.	19,386	1,725,548
J.M. Smucker Co. (The)(a)	16,898	2,028,267
Kellogg Co.(a)	39,282	2,510,905
Sovos Brands, Inc.*(a)	68,752	959,090
Tyson Foods, Inc. (Class A Stock)	68,800	5,431,072
		25,782,559
Gas Utilities — 0.1%
Atmos Energy Corp.	13,046	1,150,657
Health Care Equipment & Supplies — 2.4%
Cooper Cos., Inc. (The)	10,100	4,174,431
DENTSPLY SIRONA, Inc.	40,649	2,359,675
Hill-Rom Holdings, Inc.	34,500	5,175,000
Hologic, Inc.*	23,625	1,743,761
Integra LifeSciences Holdings Corp.*	66,436	4,549,537
Zimmer Biomet Holdings, Inc.	22,533	3,297,930
		21,300,334
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*	58,323	3,719,841
AmerisourceBergen Corp.	19,794	2,364,393
Encompass Health Corp.	76,055	5,707,167
Laboratory Corp. of America Holdings*	10,772	3,031,672
Molina Healthcare, Inc.*	28,024	7,603,192
Premier, Inc. (Class A Stock)	31,145	1,207,180
Quest Diagnostics, Inc.	52,064	7,565,420
Universal Health Services, Inc. (Class B Stock)	21,138	2,924,865
		34,123,730
Hotels, Restaurants & Leisure — 2.8%
Aramark	55,783	1,833,029
Denny’s Corp.*(a)	211,405	3,454,358
Las Vegas Sands Corp.*	27,525	1,007,415
Six Flags Entertainment Corp.*	100,482	4,270,485
Wendy’s Co. (The)	133,757	2,899,852
Wyndham Hotels & Resorts, Inc.	74,132	5,722,249
Yum! Brands, Inc.	41,600	5,088,096
		24,275,484
Household Durables — 0.9%
Newell Brands, Inc.	190,344	4,214,216
Toll Brothers, Inc.	66,006	3,649,472
		7,863,688
Household Products — 0.3%
Energizer Holdings, Inc.(a)	38,640	1,508,892
Reynolds Consumer Products, Inc.(a)	47,377	1,295,287
		2,804,179

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	117,617	$2,685,196
Insurance — 8.5%
Alleghany Corp.*	17,036	10,637,449
American Financial Group, Inc.	44,900	5,649,767
American International Group, Inc.	43,786	2,403,414
Arthur J. Gallagher & Co.	32,135	4,776,868
Assurant, Inc.	54,761	8,638,548
Athene Holding Ltd. (Class A Stock)*	44,576	3,069,949
Cincinnati Financial Corp.	18,190	2,077,662
CNO Financial Group, Inc.	148,089	3,486,015
Everest Re Group Ltd.	30,024	7,529,419
Hanover Insurance Group, Inc. (The)	43,181	5,597,121
Hartford Financial Services Group, Inc. (The)	69,822	4,904,995
Kemper Corp.	45,127	3,014,032
Old Republic International Corp.	83,525	1,931,933
Reinsurance Group of America, Inc.	18,091	2,012,805
W.R. Berkley Corp.	69,175	5,062,226
Willis Towers Watson PLC	11,547	2,684,216
		73,476,419
IT Services — 2.1%
Amdocs Ltd.	41,780	3,163,164
DXC Technology Co.*	107,200	3,602,992
Genpact Ltd.	99,300	4,717,743
Global Payments, Inc.	15,626	2,462,345
Maximus, Inc.	53,700	4,467,840
		18,414,084
Leisure Products — 0.6%
Brunswick Corp.	25,230	2,403,662
Mattel, Inc.*	91,911	1,705,868
Polaris, Inc.(a)	12,457	1,490,605
		5,600,135
Life Sciences Tools & Services — 0.8%
ICON PLC (Ireland)*	11,102	2,908,946
PerkinElmer, Inc.	19,143	3,317,290
Syneos Health, Inc.*	12,037	1,052,997
		7,279,233
Machinery — 7.4%
AGCO Corp.	34,200	4,190,526
Colfax Corp.*	124,951	5,735,251
Ingersoll Rand, Inc.*	139,810	7,047,822
ITT, Inc.	23,718	2,035,953
Kennametal, Inc.	97,955	3,353,000
Lincoln Electric Holdings, Inc.	20,500	2,640,195
Middleby Corp. (The)*	52,538	8,958,254
Oshkosh Corp.	33,200	3,398,684
PACCAR, Inc.	37,950	2,995,014
Parker-Hannifin Corp.	13,900	3,886,718
SPX FLOW, Inc.	55,037	4,023,205
Stanley Black & Decker, Inc.	21,215	3,719,202
Toro Co. (The)	37,000	3,604,170
Westinghouse Air Brake Technologies Corp.	78,525	6,769,640
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Xylem, Inc.	12,600	$1,558,368
		63,916,002
Media — 1.0%
Altice USA, Inc. (Class A Stock)*	38,100	789,432
Discovery, Inc. (Class C Stock)*	67,279	1,632,861
Interpublic Group of Cos., Inc. (The)(a)	86,650	3,177,455
Liberty Broadband Corp. (Class C Stock)*	17,155	2,962,669
		8,562,417
Metals & Mining — 0.8%
Reliance Steel & Aluminum Co.	24,625	3,507,092
Steel Dynamics, Inc.	52,400	3,064,352
		6,571,444
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.(a)	93,609	788,188
Multiline Retail — 0.3%
Dollar Tree, Inc.*	25,098	2,402,381
Multi-Utilities — 1.6%
Ameren Corp.	28,216	2,285,496
CenterPoint Energy, Inc.	104,140	2,561,844
CMS Energy Corp.	48,113	2,873,789
Public Service Enterprise Group, Inc.	54,962	3,347,186
Sempra Energy	19,507	2,467,636
		13,535,951
Oil, Gas & Consumable Fuels — 4.4%
Cabot Oil & Gas Corp.(a)	77,333	1,682,766
Cimarex Energy Co.	50,500	4,403,600
Devon Energy Corp.	228,562	8,116,237
Diamondback Energy, Inc.	82,296	7,790,962
Equitrans Midstream Corp.	52,051	527,797
Hess Corp.	31,761	2,480,852
Pioneer Natural Resources Co.	18,337	3,053,294
Plains GP Holdings LP (Class A Stock)*(a)	164,926	1,777,078
Targa Resources Corp.	37,851	1,862,648
Valero Energy Corp.	90,194	6,364,990
		38,060,224
Pharmaceuticals — 0.3%
Organon & Co.	51,208	1,679,110
Viatris, Inc.	87,521	1,185,910
		2,865,020
Professional Services — 2.2%
KBR, Inc.	110,015	4,334,591
Leidos Holdings, Inc.	119,918	11,527,717
ManpowerGroup, Inc.	30,500	3,302,540
		19,164,848
Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	24,700	4,130,334
Knight-Swift Transportation Holdings, Inc.	37,720	1,929,378

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Landstar System, Inc.	26,200	$4,134,884
		10,194,596
Semiconductors & Semiconductor Equipment — 1.9%
Marvell Technology, Inc.	62,897	3,793,318
MKS Instruments, Inc.	29,791	4,495,760
NXP Semiconductors NV (China)	17,280	3,384,633
ON Semiconductor Corp.*	55,110	2,522,385
Tower Semiconductor Ltd. (Israel)*	84,000	2,511,600
		16,707,696
Software — 0.3%
McAfee Corp. (Class A Stock)	54,270	1,199,910
Verint Systems, Inc.*	27,112	1,214,346
		2,414,256
Specialty Retail — 0.6%
Ross Stores, Inc.	30,350	3,303,597
Urban Outfitters, Inc.*	51,065	1,516,120
		4,819,717
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	194,975	2,778,394
Textiles, Apparel & Luxury Goods — 1.3%
PVH Corp.*	16,981	1,745,477
Skechers USA, Inc. (Class A Stock)*	49,239	2,073,947
Steven Madden Ltd.	99,839	4,009,534
VF Corp.	50,878	3,408,317
		11,237,275
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)*	95,705	5,532,706
United Rentals, Inc.*	9,100	3,193,463
Univar Solutions, Inc.*	77,677	1,850,266
		10,576,435

Total Common Stocks (cost $741,462,646)		831,371,276
Exchange-Traded Funds — 3.0%
iShares Russell Mid-Cap Value ETF	75,096	8,504,622
Vanguard Mid-Cap Value ETF	122,321	17,077,235

Total Exchange-Traded Funds (cost $24,029,470)		25,581,857

Total Long-Term Investments (cost $765,492,116)		856,953,133
	Shares	Value

Short-Term Investments — 5.7%
Affiliated Mutual Funds — 5.7%
PGIM Core Ultra Short Bond Fund(wa)	8,101,498	$8,101,498
PGIM Institutional Money Market Fund (cost $41,386,817; includes $41,385,029 of cash collateral for securities on loan)(b)(wa)	41,411,664	41,386,817

Total Affiliated Mutual Funds (cost $49,488,315)		49,488,315
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	385,390	385,390
(cost $385,390)

Total Short-Term Investments (cost $49,873,705)		49,873,705

TOTAL INVESTMENTS—104.3% (cost $815,365,821)		906,826,838

Liabilities in excess of other assets — (4.3)%		(37,545,333)

Net Assets — 100.0%		$869,281,505

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,858,905; cash collateral of $41,385,029 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4